RESTRICTED SHARE UNITS	12 Months Ended
Dec. 31, 2024
Restricted Stock Units [Abstract]
RESTRICTED SHARE UNITS	RESTRICTED SHARE UNITS
The Company operates a RSU scheme for the purpose of providing incentives and rewards to eligible participants who contribute to the success of the Company’s operations. Eligible participants of the Scheme include the Company’s directors, including independent non-executive directors, and employees of any member of the Company. The RSU Scheme became effective on May 26, 2020 and, unless otherwise cancelled or amended, will remain in force. The RSU Scheme has a performance vesting condition, a service condition of 3 to 5 years, and is subject to forfeiture if the participants cannot meet certain performance target set by the board of directors.
The movement in the number of RSUs outstanding for the year ended December 31, 2024, 2023 and 2022 was as follows:

	2024		2023		2022
	Weighted average grant date fair value	Number of RSU	Weighted average grant date fair value	Number of RSU	Weighted average grant date fair value	Number of RSU
	US$ per unit	’000	US$ per unit	’000	US$ per unit	’000
Outstanding at January 1	26.0613	4,949	18.3704	3,386	15.1808	2,601
Granted during the year	28.3264	2,243	29.6040	3,429	20.5695	2,200
Vested during the year	23.3709	(1,879)	17.7836	(1,455)	15.1354	(915)
Forfeited during the year	26.4399	(534)	21.5612	(411)	17.3746	(500)
Outstanding at December 31	28.1399	4,779	26.0613	4,949	18.3704	3,386
The fair value of the awarded shares was calculated based on the market price of the Company’s shares at the respective grant date.
The Company recognized total RSU expense of $61.2 million, $36.3 million, and $23.6 million for the years ended December 31, 2024, 2023, and 2022, respectively.
As at December 31, 2024, the Company had 4,779,024 RSUs outstanding under the RSU Scheme, which represented approximately 1.3% of the Company's ordinary shares in issue as at that date.